CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Sep. 30, 2020	Dec. 31, 2019
Current assets
Current assets	€ 29,182	€ 31,513
Cash and cash equivalents	5,975	4,368
Financial assets	2,922	7,408
Trade receivables	4,630	5,915
Inventories	13,999	12,459
Income tax receivables	30	39
Other assets	1,626	1,324
Non-current assets
Non-current assets	28,952	31,052
Financial assets	2,765	2,279
Intangible assets	1,199	1,356
Property, plant and equipment	24,919	27,343
Investments in joint venture	27	30
Other assets	42	44
Total assets	58,134	62,565
Current liabilities
Current liabilities	9,093	18,855
Trade payables	2,095	2,797
Contract liabilities	4,782	2,623
Financial liabilities	1,021	11,290
Other liabilities and provisions	1,195	2,145
Non-current liabilities
Non-current liabilities	25,878	10,192
Deferred tax liabilities	331	142
Financial liabilities	25,542	9,866
Other liabilities and provisions	5	184
Equity
Equity	23,163	33,518
Subscribed capital	4,836	4,836
Capital reserves	88,580	88,077
Accumulated deficit	(71,761)	(60,124)
Accumulated other comprehensive income	1,643	742
Equity attributable to the owners of the company	23,298	33,531
Non controlling interest	(135)	(13)
Total equity and liabilities	€ 58,134	€ 62,565